CRUDE OIL AND NATURAL GAS SALES	12 Months Ended
Dec. 31, 2022
CRUDE OIL AND NATURAL GAS SALES
CRUDE OIL AND NATURAL GAS SALES

11) CRUDE OIL AND NATURAL GAS SALES

Crude oil and natural gas sales by country and by product for the years ended December 31, 2022, 2021 and 2020 are as follows:

2022			Natural	Natural gas
($ thousands)	Total revenue	Crude oil(1)	gas(1)	liquids(1)	Other(2)
United States	$2,205,876	$1,646,453	$455,678	$103,731	$14
Canada	147,498	131,283	10,918	4,760	537
Total	$2,353,374	$1,777,736	$466,596	$108,491	$551

2021			Natural	Natural gas
($ thousands)	Total revenue	Crude oil(1)	gas(1)	liquids(1)	Other(2)
United States	$1,355,255	$1,055,748	$219,552	$79,930	$25
Canada	127,320	111,070	11,127	4,348	775
Total	$1,482,575	$1,166,818	$230,679	$84,278	$800

2020			Natural	Natural gas
($ thousands)	Total revenue	Crude oil(1)	gas(1)	liquids(1)	Other(2)
United States	$480,822	$380,074	$92,453	$8,182	$113
Canada	72,917	59,642	9,239	2,591	1,445
Total	$553,739	$439,716	$101,692	$10,773	$1,558
(1)	U.S. sales of crude oil, natural gas and natural gas liquids relate primarily to the Company’s North Dakota and Marcellus properties. Canadian crude oil sales relate primarily to the Company’s waterflood properties.
(2)	Includes third party processing income.